UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2008

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct SmallCap Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Lockwood
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ David Lockwood         San Francisco, CA       May 14, 2008
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       12
                                             ---------------
Form 13F Information Table Value Total:       $143,467
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

ValueAct SmallCap Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BWAY HOLDINGS CO                 COM      12429T104     16,702    1,687,046    SH           Sole              1,687,046
-----------------------------------------------------------------------------------------------------------------------------------
CYMER INC                        COM      232572107     21,598      829,431    SH           Sole                829,431
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CASH ACCESS HLDGS INC     COM      378967103     22,598    3,856,311    SH           Sole              3,856,311
-----------------------------------------------------------------------------------------------------------------------------------
HITTITE MICROWAVE CORP           COM      43365Y104      4,504      120,372    SH           Sole                120,372
-----------------------------------------------------------------------------------------------------------------------------------
ICONIX BRAND GROUP INC           COM      451055107     12,365      712,694    SH           Sole                712,694
-----------------------------------------------------------------------------------------------------------------------------------
INFOUSA INC NEW                  COM      456818301      6,301    1,031,320    SH           Sole              1,031,320
-----------------------------------------------------------------------------------------------------------------------------------
LODGENET ENTERTAINMENT CORP      COM      540211109      4,713      773,943    SH           Sole                773,943
-----------------------------------------------------------------------------------------------------------------------------------
LOOPNET INC                      COM      543524300      6,625      521,616    SH           Sole                521,616
-----------------------------------------------------------------------------------------------------------------------------------
MACROVISION CORP                 COM      555904101      3,424      253,600    SH           Sole                253,600
-----------------------------------------------------------------------------------------------------------------------------------
ORBCOMM INC                      COM      68555P100      1,057      213,070    SH           Sole                213,070
-----------------------------------------------------------------------------------------------------------------------------------
STEINWAY MUSICAL INSTRUMENTS     COM      858495104     24,767      868,410    SH           Sole                868,410
-----------------------------------------------------------------------------------------------------------------------------------
VALUECLICK INC                   COM      92046N102     18,813    1,090,600    SH           Sole              1,090,600
-----------------------------------------------------------------------------------------------------------------------------------